Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of Comprehensive Income [Abstract]
Net income attributable to common shareholders	$ 196	$ 205
Other comprehensive (loss) income, net of tax:
Unrealized gain (loss) on cash flow hedges, net of tax of $1 and $(3) for the three months ended March 31, 2026 and 2025, respectively	2	(8)
Unrealized loss on available-for-sale fixed-income securities, net of tax of $0 and $(1) for the three months ended March 31, 2026 and 2025, respectively	0	(2)
Net other comprehensive income (loss)	2	(10)
Comprehensive income attributable to common shareholders	$ 198	$ 195